STOCKHOLDERS' EQUITY (Details Narrative 2)											9 Months Ended		12 Months Ended
	Jul. 07, 2015	Apr. 25, 2014 USD ($) $ / shares shares	Mar. 06, 2014 USD ($) $ / shares shares	Feb. 03, 2014 USD ($) Bonifide shares	Dec. 27, 2013 shares	Dec. 27, 2013 shares	Oct. 29, 2013 USD ($) shares	Oct. 22, 2013 USD ($) $ / shares shares	Jun. 15, 2013 shares	Mar. 15, 2013 shares	Sep. 30, 2015 USD ($) $ / shares shares	Sep. 30, 2014 USD ($)	Dec. 31, 2014 USD ($) $ / shares shares	Dec. 31, 2013 USD ($) $ / shares shares	Jul. 31, 2015 $ / shares	Jul. 29, 2015 $ / shares	Jul. 25, 2015 $ / shares	Jun. 30, 2015 $ / shares	Mar. 31, 2015 $ / shares	Mar. 03, 2015 $ / shares	Nov. 20, 2013 shares
Preferred stock, par value | $ / shares											$ 0.001		$ 0.001	$ 0.001
Preferred stock, shares authorized					1,000,000	1,000,000					1,000,000		1,000,000	1,000,000
Preferred stock, shares issued											0		0
Preferred stock, shares outstanding											0		0
Common stock, par value | $ / shares											$ 0.001		$ 0.001	$ 0.001
Common stock, shares authorized					50,000,000	50,000,000					500,000,000		50,000,000	50,000,000
Common stock, voting rights													Each share entitles the holder to one vote
Shares issued for services									57,500	29,500
Grant date fair value of common shares issued | $													$ 163,646	$ 48,239
Proceeds from private placements | $							$ 9,000,000				$ 2,941,960
Equity issuance price per share | $ / shares											$ 0.48				$ 0.87	$ 1.00	$ 1.70	$ 1.60	$ 5.20	$ 5.50
Offering cost | $													1,000,000
Offering cost incurred | $													110,000
Number of register for resale								3,216,171
Percentage of liquidated damages in cash equal							0.015%
Cash payments | $							$ 81,489						$ 910,000
Common stock reserved and available for issuance																					1,800,000
Reverse stock split	the 1 for 5 reverse split of the Company's common stock effectuated on July 8, 2015.				1-for-5	ratio of 1-for-5
Volatility, minimum													0.27%
Volatility, maximum													0.31%
Risk-free interest rate, minimum													0.157%
Risk-free interest rate, maximum													0.172%
Dividend yield													0.00%	0.00%
Common stock exercise price per share | $ / shares											$ 5.61		$ 35.00	$ 21.75
Stock-based compensation expense, for the vesting of stock options | $													$ 163,646	$ 48,239
Stock options granted													1,012,745	331,555
Nonvested stock option													476,828	150,037
Equity Incentive Plan [Member]
Common stock reserved and available for issuance													1,800,000
Reverse stock split													1-for-5 reverse stock split.
Percentage of option grants and/or restricted shares for more than shares subject to Plan													0.20%
Nonqualified Directors [Member]
Number of shares issued during period			60,000
Common stock exercise price per share | $ / shares			$ 8.30
Weighted average grant date fair value | $			$ 149,160
Other Nonqualified Directors [Member]
Number of shares issued during period		60,000
Common stock exercise price per share | $ / shares		$ 6.48
Weighted average grant date fair value | $		$ 315,720
Nonqualified Stock Option [Member]
Number of shares issued during period														10,000
Common stock exercise price per share | $ / shares														$ 4.35
Weighted average grant date fair value | $													$ 29,832	$ 25,900
Minimum [Member]
Expected term													5 years	6 years 3 months 18 days
Estimated forfeiture rate													0.0002%
Maximum [Member]
Expected term													7 years	10 years
Estimated forfeiture rate													0.0001%
Maximum [Member] | Nonqualified Stock Option [Member]
Number of shares issued during period														31,200
Common stock exercise price per share | $ / shares														$ 4.35
Weighted average grant date fair value | $														$ 80,808
Warrant [Member]
Expected term													5 years
Volatility, minimum													0.303%
Volatility, maximum													0.514%
Risk-free interest rate, minimum													0.0071%
Risk-free interest rate, maximum													0.009%
Dividend yield													0.00%
Number of warrants exercised													(192,970)
Number of cashless common stock shares													142,383
Warrant [Member] | Minimum [Member]
Equity issuance price per share | $ / shares													$ 1.00
Warrant [Member] | Maximum [Member]
Equity issuance price per share | $ / shares													$ 3.50
Senior Convertible Notes [Member]
Convertible promissory note | $							$ 1,700,000
Debt converted into stock							780,000
Mr. Kavanaugh [Member]
Shares issued to employees				400,000
Grant date fair value of common shares issued | $				$ 3,080,000
Stock-based compensation expense, for the vesting of stock options | $				$ 3,080,000
Mr. Kavanaugh [Member] | Award Vested Immediately Upon Execution of Consulting Agreement [Member]
Shares vested and expected to vest				50,000
Mr. Kavanaugh [Member] | Award Vested On May 3, 2014 [Member]
Shares vested and expected to vest				50,000
Mr. Kavanaugh [Member] | Award Vested On August 3, 2014 [Member]
Shares vested and expected to vest				50,000
Mr. Kavanaugh [Member] | Award Vested On November 3, 2014 [Member]
Shares vested and expected to vest				50,000
Mr. Kavanaugh [Member] | Award Vested In Quarterly Installment From November 3, 2014 [Member]
Shares vested and expected to vest				50,000
Knight Global [Member]
Number of bona fide opportunities | Bonifide				6
Consulting Agreement, term													2 years
Commissions payable in cash, percentage of "net sales"													0.06%
Knight Global [Member] | Termination of Consulting Agreement [Member] | January 24, 2015 [Member]
Stock-based compensation expense | $													$ 322,067
Shares vested and expected to vest													50,000
Officers And Directors [Member]
Proceeds from private placements | $								$ 10,000,000
Number of shares issued for private placements								3,333,338
Equity issuance price per share | $ / shares								$ 3.00
Nonqualified Stock Option [Member]
Number of shares issued during period													12,000
Common stock exercise price per share | $ / shares													$ 8.30
Selling, General and Administrative Expenses [Member]
Stock-based compensation expense | $														$ 87,000
Selling, General and Administrative Expenses [Member] | Knight Global [Member]
Stock-based compensation expense | $													$ 1,602,933